Equity Investment in Select Income REIT	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity Investment in Select Income REIT
Equity Investment in Select Income REIT
As described in Note 7, as of December 31, 2017, we owned 24,918,421, or approximately 27.8%, of the then outstanding SIR common shares.  SIR is a REIT which primarily owns single tenant, net leased properties. We accounted for the SIR investment under the equity method. The SIR investment has been reclassified to discontinued operations in our consolidated financial statements as of December 31, 2017. See Note 13 for further details.

Under the equity method, we record our proportionate share of SIR’s net income as equity in earnings of SIR included in discontinued operations in our consolidated statements of comprehensive income (loss).  During the years ended December 31, 2017, 2016 and 2015, we recorded $21,584, $35,381 and $21,882 of equity in earnings of SIR, respectively. Our other comprehensive income (loss) includes our proportionate share of SIR’s unrealized gains (losses) of $8,967, $11,207 and ($5,493) for the years ended December 31, 2017, 2016 and 2015, respectively.

The cost of our investments in SIR exceeded our proportionate share of SIR’s total shareholders’ equity book value on their dates of acquisition by an aggregate of $166,272. As required under GAAP, we were amortizing this difference to equity in earnings of investees over the average remaining useful lives of the real estate assets and intangible assets and liabilities owned by SIR as of the respective dates of our acquisitions. This amortization decreased our equity in the earnings of SIR by $4,742 for the year ended December 31, 2015. We recorded a loss on impairment of $203,297 of our SIR investment during the second quarter of 2015 resulting in the carrying value of our SIR investment being less than our proportionate share of SIR’s total shareholders’ equity book value as of June 30, 2015. As a result, the previous basis difference was eliminated and as of December 31, 2017, we are accreting a basis difference of ($87,137) to earnings over the estimated remaining useful lives of the real estate assets and intangible assets and liabilities owned by SIR as of June 30, 2015.  This accretion increased our equity in the earnings of SIR by $2,944 and $2,956 for the years ended December 31, 2017 and 2016, respectively.

As of December 31, 2017, the SIR investment had a carrying value of $467,499 and a market value, based on the closing price of SIR common shares on Nasdaq on December 29, 2017, of $626,200. We periodically evaluate our equity investment in SIR for possible indicators of other than temporary impairment whenever events or changes in circumstances indicate the carrying amount of the investment might not be recoverable.  These indicators may include the length of time the market value of our investment is below our cost basis, the financial condition of SIR, our intent and ability to be a long term holder of the investment and other considerations.  If the decline in fair value is judged to be other than temporary, we may record an impairment charge to adjust the basis of the investment to its fair value.

During years ended December 31, 2017, 2016 and 2015, we received cash distributions from SIR totaling $50,832, $50,335 and $47,030, respectively. In addition, during the year ended December 31, 2015, we received from SIR a non-cash distribution of 441,056 shares of RMR Inc. class A common stock valued at $5,244.

During years ended December 31, 2017, 2016 and 2015, SIR issued 59,502, 65,900 and 29,414,279 common shares, respectively. We recognized a gain (loss) on issuance of shares by SIR of $72, $86 and ($42,145), respectively, during the years ended December 31, 2017, 2016 and 2015 as a result of the per share issuance price of these SIR common shares being above (below) the then average per share carrying value of our SIR common shares.

The following presents summarized financial data of SIR as reported in SIR’s Annual Report on Form 10-K for the year ended December 31, 2017, or the SIR Annual Report. References in our consolidated financial statements to the SIR Annual Report are included as references to the source of the data only, and the information in the SIR Annual Report is not incorporated by reference into our consolidated financial statements.
Consolidated Balance Sheets

	As of December 31,
	2017	2016
Real estate properties, net	$3,905,616	$3,899,792
Properties held for sale	5,829	—
Acquired real estate leases, net	477,577	506,298
Cash and cash equivalents	658,719	22,127
Rents receivable, net	127,672	124,089
Other assets, net	127,617	87,376
Total assets	$5,303,030	$4,639,682

Unsecured revolving credit facility	$—	$327,000
ILPT revolving credit facility	750,000	—
Unsecured term loan, net	348,870	348,373
Senior unsecured notes, net	1,777,425	1,430,300
Mortgage notes payable, net	210,785	245,643
Assumed real estate lease obligations, net	68,783	77,622
Other liabilities	155,348	136,782
Shareholders' equity	1,991,819	2,073,962
Total liabilities and shareholders' equity	$5,303,030	$4,639,682

Consolidated Statements of Income

	Year Ended December 31,
	2017	2016	2015
Rental income	$392,285	$387,015	$364,139
Tenant reimbursements and other income	75,818	74,992	64,226
Total revenues	468,103	462,007	428,365
Real estate taxes	44,131	42,879	37,460
Other operating expenses	55,567	52,957	41,953
Depreciation and amortization	137,672	133,762	122,906
Acquisition and transaction related costs	1,075	306	21,987
General and administrative	54,818	28,602	25,859
Write-off of straight line rents receivable, net	12,517	5,484	—
Loss on asset impairment	4,047	—	—
Loss on impairment of real estate assets	229	—	—
Total expenses	310,056	263,990	250,165
Operating income	158,047	198,017	178,200
Dividend income	1,587	1,268	1,666
Interest expense	(92,870)	(82,620)	(73,885)
Loss on early extinguishment of debt	—	—	(6,845)
Loss on distribution to common shareholders of The RMR Group Inc. common stock	—	—	(23,717)
Income before income tax expense and equity in earnings of an investee	66,764	116,665	75,419
Income tax expense	(466)	(448)	(515)
Equity in earnings of an investee	608	137	20
Net income	66,906	116,354	74,924
Net income allocated to noncontrolling interest	—	(33)	(176)
Net income attributed to SIR	$66,906	$116,321	$74,748

Weighted average common shares outstanding (basic)	89,351	89,304	86,699
Weighted average common shares outstanding (diluted)	89,370	89,324	$86,708
Net income attributed to SIR per common share (basic and diluted)	$0.75	$1.30	$0.86